Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	SHORT-TERM BOND FUND OF AMERICA
Entity Central Index Key	0001368040
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 30, 2020
Short-Term Bond Fund of America | Class T
Prospectus:
Trading Symbol	TSTBX
Short-Term Bond Fund of America | Class 529-T
Prospectus:
Trading Symbol	TTSBX
Short-Term Bond Fund of America | Class F-3
Prospectus:
Trading Symbol	FSBTX
Short-Term Bond Fund of America | Class R-5E
Prospectus:
Trading Symbol	RAAGX
Short-Term Bond Fund of America | Class R-2E
Prospectus:
Trading Symbol	RAAEX
Short-Term Bond Fund of America | Class R-6
Prospectus:
Trading Symbol	RMMGX
Short-Term Bond Fund of America | Class F-2
Prospectus:
Trading Symbol	SBFFX
Short-Term Bond Fund of America | Class 529-E
Prospectus:
Trading Symbol	CEAMX
Short-Term Bond Fund of America | Class 529-C
Prospectus:
Trading Symbol	CCAMX
Short-Term Bond Fund of America | Class C
Prospectus:
Trading Symbol	ASBCX
Short-Term Bond Fund of America | Class R-5
Prospectus:
Trading Symbol	RAMFX
Short-Term Bond Fund of America | Class R-4
Prospectus:
Trading Symbol	RAMEX
Short-Term Bond Fund of America | Class R-3
Prospectus:
Trading Symbol	RAMCX
Short-Term Bond Fund of America | Class R-2
Prospectus:
Trading Symbol	RAMBX
Short-Term Bond Fund of America | Class R-1
Prospectus:
Trading Symbol	RAMAX
Short-Term Bond Fund of America | Class 529-F-1
Prospectus:
Trading Symbol	CFAMX
Short-Term Bond Fund of America | Class 529-A
Prospectus:
Trading Symbol	CAAFX
Short-Term Bond Fund of America | Class F-1
Prospectus:
Trading Symbol	ASBFX
Short-Term Bond Fund of America | Class A
Prospectus:
Trading Symbol	ASBAX
Short-Term Bond Fund of America | Class 529-F-2
Prospectus:
Trading Symbol	FTSBX
Short-Term Bond Fund of America | Class 529-F-3
Prospectus:
Trading Symbol	FFTSX